UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2013

Date of reporting period:	5/31/2013

Item 1. Schedule of Investments

Prudential National Muni Fund, Inc.

Schedule of Investments

as of May 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.0%
Alaska — 0.3%
Alaska Student Loan Corp. Ed. Ln. Rev., Series A-2, AMT	AAA(a)	5.000%	06/01/18	2,000	$ 2,200,540

Arizona — 3.5%
Apache Cnty. Indl. Dev. Auth. Poll. Ctl. Rev., Tuscon Elec. Pwr. Co., Series A	Baa3	4.500%	03/01/30	1,000	1,025,770
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Series D	AA-(a)	5.500%	01/01/38	2,500	2,737,675
Arizona St. Ctfs. Part. Dept. Admin., Series A, AGC	A1	5.250%	10/01/28	2,000	2,255,260
Phoenix Civic Impt. Corp., Jr. Lien	Aa2	5.000%	07/01/39	5,000	5,587,550
Phoenix Civic Impt. Corp. Arpt. Rev. Rfdg., Sr. Lien, AMT	Aa3	5.000%	07/01/32	1,500	1,649,565
Pima Cnty. Indl. Dev. Auth., Tucson Elec. Pwr.	Baa3	4.000%	09/01/29	2,000	1,978,680
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Series A	Aa1	5.000%	01/01/39	5,000	5,564,600
Salt Verde Fin. Corp., Sr. Gas Rev.	Baa2	5.000%	12/01/32	1,910	2,125,601
Salt Verde Fin. Corp., Sr. Gas Rev.	Baa2	5.000%	12/01/37	5,070	5,604,327

					28,529,028

California — 12.5%
Anaheim Pub. Fin. Auth. Lease Rev., AGC, Sr. Pub. Impvts. Proj., Series A	A1	6.000%	09/01/24	5,500	6,691,465
Anaheim Pub. Fin. Auth. Lease Rev., AGC, Sub. Pub. Impvts. Proj., Series C	A2	6.000%	09/01/16	6,690	7,546,320
California Cnty. Tob. Securitization Corp., Tob. Conv. Bonds Asset Bk., Series B	NR	5.100%	06/01/28	1,250	1,224,988
California Hlth. Facs. Fin. Auth. Rev., Children’s Hosp., Series A	A-(a)	5.250%	11/01/41	2,000	2,190,560
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Series A	Aa3	5.000%	11/15/36	1,000	1,085,670
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Series B	Aa3	5.000%	11/15/36	3,000	3,290,940
California Hlth. Facs. Fin. Auth. Rev., Sutter Hlth., Series D	Aa3	5.250%	08/15/31	1,000	1,144,540
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	Baa1	5.250%	08/01/40	1,250	1,308,363
California St., FGIC, TCRS, GO	A1	4.750%	09/01/23	155	156,586
California St., GO	A1	5.250%	11/01/40	1,250	1,420,612
California St., Infra & Econ. Dev. Bank Walt Dis. Fam. Musm.	A1	5.250%	02/01/38	3,000	3,207,300
California St., Var. Purp., GO	A1	5.000%	10/01/29	2,000	2,258,620
California St., Var. Purp., GO	A1	5.000%	09/01/41	2,250	2,436,232
California St., Var. Purp., GO	A1	5.000%	10/01/41	1,250	1,354,363
California St., Var. Purp., GO	A1	5.000%	04/01/42	7,000	7,603,050
California St., Var. Purp., GO	A1	5.000%	02/01/43	1,000	1,092,040
California St., Var. Purp., GO	A1	5.000%	04/01/43	1,000	1,093,350
California St., Var. Purp., GO	A1	5.250%	04/01/35	1,250	1,413,912
California St., Var. Purp., GO	A1	5.500%	11/01/39	1,000	1,151,210
California St., Var. Purp., GO	A1	6.000%	03/01/33	1,500	1,832,505
California St., Var. Purp., GO	A1	6.000%	04/01/38	3,500	4,142,180
California St., Var. Purp., GO	A1	6.000%	11/01/39	2,000	2,399,440
California St. Univ. Rev., Series A	Aa2	5.000%	11/01/37	1,250	1,378,925
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth.	A+	5.000%	11/01/40	1,600	1,739,200
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Series A	Aa3	6.000%	08/15/42	3,000	3,572,730
California Statewide Cmntys. Dev. Auth. Rev., Trinity Hlth., Rfdg	Aa2	5.000%	12/01/41	3,000	3,307,530

Folsom Cordova Uni. Sch. Dist., Sch. Facs. Impvt. Dist., No. 2, Series A, CABS, GO, NATL	Aa3	3.960%	10/01/21	60	46,471
Foothill-De Anza Cmnty. College Dist., Series C	Aaa	5.000%	08/01/40	1,250	1,396,237
Golden St. Tob. Securitization Corp., Tob. Settlement Rev., CABS Asset Bkd., Series A-2	B3	5.300%	06/01/37	5,000	4,666,000
Golden St. Tob. Securitization Rev., Asset Bkd., Series A-1	B3	4.500%	06/01/27	2,500	2,449,125
Golden St. Tob. Securitization Rev., Asset Bkd., Series A-1	B3	5.750%	06/01/47	1,000	936,520
Golden St. Tob. Securitization Rev., CABS Asset Bkd., Series A, AMBAC (Converted to 4.6% on 6/1/10)	A2	4.600%	06/01/23	2,000	2,186,420
Golden St. Tob. Securitization Rev., Enhanced Asset Bkd., Series A	A2	5.000%	06/01/45	1,000	1,037,560
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Series A	Baa2	5.250%	11/15/19	1,000	1,158,470
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Series A	Baa2	5.500%	11/15/37	1,500	1,809,525
Los Angeles Reg. Arpt. Impvt. Corp., Lease Rev., Rfdg., Facs. Laxfuel Corp. LA Int’l., AMT	A(a)	5.000%	01/01/32	1,000	1,073,520
M-S-R Energy Auth., Calif., Series A	A-(a)	6.500%	11/01/39	2,000	2,648,400
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., CABS, AMBAC	BBB+(a)	4.700%	08/01/25	2,000	1,136,820
Port of Oakland, Rfdg., Sr. Lien Series P, AMT	A2	5.000%	05/01/33	1,750	1,908,900
San Diego Cmnty. College Dist., Election 2006	Aa1	5.000%	08/01/41	1,500	1,681,185
San Diego Cnty. Regl. Arpt. Auth., Series B, Sr. AMT	A1	5.000%	07/01/43	2,000	2,118,540
San Francisco City & Cnty. Airports Commission, Rfdg., Second Series, Series F, AMT	A1	5.000%	05/01/28	1,635	1,803,258
Santa Margarita Dana Point Auth. Impt. Rev., Dists. 3, 3A, 4, 4A, Series B, NATL	Baa1	7.250%	08/01/14	2,000	2,131,540
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Series A	A2	5.625%	01/01/29	1,000	1,168,130
University Calif. Rev. Gen., Gen., Series Q	Aa1	5.000%	05/15/34	1,000	1,127,210
University Calif. Rev. Gen., Series O	Aa1	5.750%	05/15/34	750	894,615
Ventura Cnty. Cmnty. College, Election 2002, Series C, GO	Aa2	5.500%	08/01/33	2,000	2,331,340

					101,752,417

Colorado — 2.8%
Colorado Hlth. Facs. Auth. Rev., Catholic Hlth., Series A	Aa3	5.000%	02/01/41	3,000	3,241,470
Denver City & Cnty. Arpt. Rev. Sys., NATL, AMT	A1	5.000%	11/15/15	2,500	2,765,800
Denver City & Cnty. Arpt. Rev. Sys., Series A, AMT, Rfdg.	A1	5.250%	11/15/22	1,000	1,186,950
Denver City & Cnty. Arpt. Rev. Sys., Series A, NATL	A1	5.000%	11/15/25	10,000	11,090,300
Denver City & Cnty. Arpt. Rev. Sys., Series B, NATL	A1	5.000%	11/15/37	1,000	1,104,590
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Series HH	Aa2	5.000%	06/01/27	1,500	1,767,420
University Colo. Enterprise Sys. Rev., Series A	Aa2	5.375%	06/01/32	1,000	1,166,540
University Colo. Hosp. Auth. Rev., Series A	A1	5.000%	11/15/42	750	814,087

					23,137,157

Connecticut — 0.8%
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Rfdg.	A3	4.375%	09/01/28	1,000	1,068,470
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Hartford Healthcare., Series A	A2	5.000%	07/01/41	1,250	1,330,238
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Stamford Hosp., Series J	A-(a)	5.000%	07/01/42	2,500	2,671,075
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Series M	A(a)	5.375%	07/01/41	1,250	1,396,012

					6,465,795

District of Columbia — 3.2%
District of Columbia, Series E, BHAC, GO	Aa1	5.000%	06/01/28	5,000	5,553,950

District of Columbia Rev., Assoc. Amer. Med. College, Series A, Rmkt.	A+(a)	4.000%	10/01/41	750	710,115
District of Columbia Rev., Assoc. Amer. Med. College, Series B	A+(a)	5.000%	10/01/41	2,500	2,705,025
District of Columbia Rev., Brookings Inst.	Aa3	5.750%	10/01/39	5,000	5,544,150
District of Columbia Rev., Gallaudet Univ.	A2	5.500%	04/01/34	600	675,438
District of Columbia Wtr. & Swr. Auth., Pub. Util. Rev., Series A	Aa2	5.500%	10/01/39	2,000	2,319,700
Metropolitan Washington DC Arpt. Auth. Sys., Series A, AMT	Aa3	5.000%	10/01/31	2,500	2,787,850
Metropolitan Washington DC Arpt. Auth. Sys., Series A, AMT	Aa3	5.250%	10/01/27	1,000	1,105,330
Metropolitan Washington DC Arpt. Auth. Sys., Series B, AMT	Aa3	5.000%	10/01/25	3,000	3,379,590
Metropolitan Washington DC Arpt. Auth. Sys., Series C, AMT	Aa3	5.000%	10/01/27	1,000	1,127,590

					25,908,738

Florida — 8.7%
Bayside Impt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Series A	NR	6.300%	05/01/18	255	251,290
Broward Cnty. Arpt. Sys. Rev., Series Q-2, AMT	A1	5.000%	10/01/42	2,000	2,117,620
Citizens Ppty. Ins. Corp., High Risk Sr. Secd., High Act-A-1	A2	6.000%	06/01/16	1,500	1,725,405
Citizens Ppty. Ins. Corp., High Risk Sr. Secd., Series A-1	A2	5.250%	06/01/17	1,000	1,155,500
Citizens Ppty. Ins. Corp., Sr. Secd. Coastal, Series A-1	A2	5.000%	06/01/19	1,250	1,467,412
Citizens Ppty. Ins. Corp., Sr. Secd. Series A-1	A2	5.000%	06/01/22	1,000	1,175,560
Cityplace Cmnty. Dev. Dist. Rev., Rfdg.	NR	5.000%	05/01/26	1,000	1,114,000
Florida St. Brd. Ed. Cap.	Aa1	9.125%	06/01/14	230	230,000
Florida St. Brd. Ed. Lottery Rev., Series B	A1	5.000%	07/01/23	5,185	6,062,250
Greater Orlando Aviation Auth. Arpt. Facs. Rev., Series A, AGC, AMT	Aa3	5.000%	10/01/23	2,240	2,505,418
Highlands Cnty. Dev. Dist. Rev., Spl. Assmt.(b)	NR	5.550%	05/01/36	205	127,012
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth., Unrefunded Bal., Series B	Aa3	5.000%	11/15/25	1,410	1,538,409
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth./Sunbelt, Rmkt., Series B	Aa3	6.000%	11/15/37	2,440	2,885,520
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth., Series B (Pre-refunded Date 11/15/15)(c)	Aa3	5.000%	11/15/25	205	227,206
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Series A, AMT, NATL	A1	5.500%	10/01/15	1,000	1,016,880
Jacksonville Port Auth. Rdfg., AMT	A2	5.000%	11/01/38	500	529,235
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Series A, AMT, AGC	A2	5.500%	10/01/24	2,665	3,102,833
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Series B	A2	5.000%	10/01/41	2,500	2,722,025
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Series C, AMT, AGC	A2	5.250%	10/01/26	5,000	5,594,000
Miami Dade Cnty. Wtr. & Swr. Rev., Rfdg. Sys., Series B, AGC	Aa2	5.250%	10/01/22	5,000	6,063,900
North Sumter Cnty. Util. Dependent District, Dist., Wtr. & Swr. Rev.	BBB+(a)	5.750%	10/01/43	1,500	1,641,390
Orlando Util. Commn. Sys. Rev., Series A	Aa2	5.250%	10/01/39	5,000	5,726,800
Palm Beach Cnty. Arpt. Sys. Rev., Series A, AMT, NATL	A2	5.000%	10/01/22	3,065	3,389,062
Palm Beach Cnty. Arpt. Sys. Rev., Series A, AMT, NATL	A2	5.000%	10/01/23	2,350	2,587,232
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc.	A2	5.250%	10/01/34	750	813,930
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc., Series A	Baa1	6.250%	04/01/39	2,500	2,819,000

South Miami Hlth. Facs. Auth. Hosp. Rev., Baptist Hlth. South Fl. Grp.	Aa2	5.000%	08/15/27	3,750	4,118,962
Tampa Fl. Hlth. Sys. Rev., Baycare Hlth. Sys., Series A	Aa2	5.000%	11/15/33	3,000	3,345,780
Tampa-Hillsborough Cnty. Expy. Auth. Rev., Rfdg., Series B	A3	5.000%	07/01/42	3,000	3,252,660
West Palm Beach Cmnty. Redev. Agy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	A(a)	5.000%	03/01/35	1,000	1,019,210

					70,325,501

Georgia — 2.0%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev.	Aa2	5.625%	01/01/33	2,000	2,337,400
Atlanta Arpt. & Marina Rev., Rfdg., Gen., Series C	A1	6.000%	01/01/30	3,250	3,933,800
Atlanta Arpt. Rev., Gen., Series B, AMT	A1	5.000%	01/01/30	500	546,775
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle. Proj., Series B	Baa1	5.500%	01/01/33	750	819,630
Forsyth Cnty. Sch. Dist. Dev., GO	Aa1	6.750%	07/01/16	500	545,815
Fulton Cnty. Sch. Dist., Rfdg., GO	Aa1	6.375%	05/01/17	750	904,042
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Series D, AGC	A2	5.500%	07/01/41	1,500	1,644,975
Private Colleges & Univs. Auth. Rev., Emory Univ., Series C	Aa2	5.250%	09/01/39	5,000	5,699,850

					16,432,287

Guam — 0.1%
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Rev.	Ba2	6.000%	07/01/25	500	518,865

Hawaii — 0.2%
Hawaii Pac. Hlth. Spl. Purp. Rev., Series A	A3	5.500%	07/01/40	1,000	1,084,640
Hawaii Pac. Hlth. Spl. Purp. Rev., Series B	A3	5.750%	07/01/40	500	555,120

					1,639,760

Idaho — 0.1%
Idaho Hlth. Facs. Auth. Rev., Trinity Hlth. Grp., Series B	Aa2	6.250%	12/01/33	1,000	1,186,170

Illinois — 9.1%
Chicago Brd. Edu., Rfdg., Dedicated Rev., Series F, GO	A2	5.000%	12/01/31	2,500	2,700,975
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Series A, NATL	A2	5.250%	01/01/26	6,000	6,521,700
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Series B, Rfdg., NATL	A2	5.250%	01/01/15	1,000	1,076,140
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Series B-1, XLCA	A2	5.250%	01/01/34	1,975	2,015,843
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Series C	A2	6.500%	01/01/41	1,000	1,270,770
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., Sr. Lien, Series B, Rfdg., AMT	A2	5.000%	01/01/32	2,000	2,127,580
Chicago Rfdg. Proj., Series A, AGC, GO	Aa3	5.000%	01/01/29	5,000	5,465,100
Chicago Rfdg. Proj., Series A, GO	Aa3	5.000%	01/01/40	2,000	2,126,960
Chicago Trans. Auth. Sales Tax Recpts. Rev.	Aa3	5.250%	12/01/40	1,000	1,110,620
Illinois Fin. Auth. Rev., Advancement Fund, Series B	Baa3	5.000%	05/01/30	4,000	4,156,200
Illinois Fin. Auth. Rev., Advocate Healthcare, Series B	Aa2	5.375%	04/01/44	2,000	2,211,540
Illinois Fin. Auth. Rev., Central DuPage Hlth., Series 09	AA(a)	5.250%	11/01/39	2,000	2,174,940
Illinois Fin. Auth. Rev., Central DuPage Hlth., Series B	AA(a)	5.500%	11/01/39	1,500	1,675,530
Illinois Fin. Auth. Rev., Northwestern Mem. Healthcare, Rfdg.	Aa2	5.000%	08/15/43	1,000	1,103,870
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Series A	Aa2	6.000%	08/15/39	1,000	1,173,610
Illinois Fin. Auth. Rev., People’s Gas Light & Coke, Rfdg.	A1	4.000%	02/01/33	500	494,605
Illinois Fin. Auth. Rev., Provena Hlth., Series A	Baa1	6.000%	05/01/28	1,500	1,694,145
Illinois Fin. Auth. Rev., Univ. of Chicago, Series B	Aa1	6.250%	07/01/38	5,000	6,069,400

Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Series A (Pre-refunded Date 08/15/14)(c)	NR	5.250%	08/15/34	5,000	5,295,700
Illinois St. Sales Tax Rev., Rfdg., Buils Illinois Bonds	AAA(a)	5.000%	06/15/20	2,000	2,409,060
Illinois St. Sales Tax Rev., Rfdg., GO	A2	5.000%	01/01/23	3,000	3,260,640
Illinois St. Toll Hwy. Auth. Rev., Series A	Aa3	5.000%	01/01/38	1,000	1,098,980
Illinois Toll Hwy. Auth. Rev., Series B	Aa3	5.500%	01/01/33	2,000	2,249,040
Illinois Toll Hwy. Auth. Rev., Sr. Priority, Sr. A-1, AGC	Aa3	5.000%	01/01/24	5,000	5,575,900
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Series A, NATL, CABS	A3	5.910%(d)	12/15/34	10,000	3,684,300
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Series A, NATL, CABS	A3	5.920%(d)	06/15/37	7,500	2,370,075
Railsplitter Tob. Settlement Auth. Rev., Series 2010	A-(a)	6.000%	06/01/28	2,250	2,682,810

					73,796,033

Indiana — 0.7%
Indiana St. Fin. Auth., Cmnty. Fndtn. of NW Indiana	A-(a)	5.000%	03/01/41	1,375	1,447,559
Indiana St. Fin. Auth., Private Activity, OH River Brid., Series A, AMT	BBB(a)	5.250%	01/01/51	2,000	2,094,000
Indiana St. Fin. Auth., Var. Duke Energy Indl., Series B	A(a)	6.000%	08/01/39	1,000	1,140,510
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Series A	A2	5.750%	01/01/38	1,000	1,114,790

					5,796,859

Kansas — 1.5%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	Aa3	5.750%	11/15/38	1,000	1,159,830
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth. Sunbelt Oblig	Aa3	5.000%	11/15/34	3,000	3,319,050
Kansas St. Dev. Fin. Auth. Rev., KU. Hlth. Sys., Series H	A+(a)	5.125%	03/01/39	500	533,565
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev., Proj., Series A-4, AMT, GNMA, FNMA	Aaa	5.700%	12/01/27	445	469,715
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev., Series A, AMT, GNMA, FNMA	Aaa	5.850%	12/01/27	420	442,873
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev., Series A-5, AMT, GNMA, FNMA	Aaa	5.750%	06/01/27	315	332,795
Wyandotte Cnty. Kansas City Unified Gov. Util. Sys. Rev., Rfdg., Series 2004, AMBAC	A+(a)	5.650%	09/01/19	5,000	5,543,700

					11,801,528

Kentucky — 0.6%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Series A	Baa2	6.375%	06/01/40	3,500	4,061,050
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Series A	Baa1	6.250%	06/01/39	500	552,475
Owen Cnty. Wtrwks. Sys. Rev., Var. Amer. Wtr. Co., Series B	Baa1	5.625%	09/01/39	500	531,710

					5,145,235

Louisiana — 1.2%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Series A	Aa2	5.375%	04/01/31	1,000	1,108,120
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries	A2	5.000%	07/01/42	1,500	1,623,945
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries	A2	6.750%	07/01/39	1,000	1,165,340
Louisiana St. Citizens Pty. Inc., Corp. Assmt. Rev., Rmkt., Series C-2, AGC	A3	6.750%	06/01/26	2,000	2,455,360
Saint Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory Put Date 06/01/22)	Baa2	4.000%	12/01/40	1,500	1,622,460

Tobacco Settlement Fin. Corp. Rev., Asset Bkd., Series 2001B	A1	5.500%	05/15/30	665	668,671
Tobacco Settlement Fin. Corp. Rev., Asset Bkd., Series 2001B	A3	5.875%	05/15/39	1,000	1,005,520

					9,649,416

Maryland — 0.6%
Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Rev., Series A	A-(a)	5.000%	07/01/40	3,000	3,229,350
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	A2	6.000%	07/01/41	400	469,248
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Series A	A2	4.000%	07/01/43	1,000	947,990
Maryland St. Indl. Dev. Fin. Auth., Synagro Baltimore, Series A, Rfdg., AMT	NR	5.250%	12/01/13	600	610,260

					5,256,848

Massachusetts — 4.8%
Boston Indl. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., AMT	Aa3	7.375%	05/15/15	390	391,915
Massachusetts Bay Trans. Auth. Rev., Assmt., Series A	Aa1	5.250%	07/01/34	2,000	2,285,100
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Series B, NATL	Aa2	5.500%	07/01/27	1,325	1,704,970
Massachusetts Edl. Fin. Auth. Rev., Series B, AMT	AA(a)	5.500%	01/01/23	785	863,492
Massachusetts St., Cons. Ln., Series C, AGC, GO	Aa1	5.000%	08/01/19	2,000	2,322,760
Massachusetts St., Series B, AGC, GO	Aa1	5.250%	09/01/24	9,000	11,369,880
Massachusetts St. Dev. Fin. Agcy. Rev., Series G, Lowell Gen. Hosp.	BBB+(a)	5.000%	07/01/44	500	527,120
Massachusetts St. Dev. Fin. Agcy. Rev., Series K-6, Partners Healthcare	Aa2	5.375%	07/01/41	5,000	5,576,850
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Series A	Aaa	5.500%	11/15/36	3,500	4,145,295
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Series M	Aa2	5.500%	02/15/28	3,000	3,779,940
Massachusetts St. Port Auth., Series A, AMT	Aa3	5.000%	07/01/42	1,000	1,074,710
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	A2	5.000%	07/01/32	5,000	5,350,950

					39,392,982

Michigan — 2.0%
Detroit District St. Aid, GO	Aa3	5.250%	11/01/35	500	539,750
Detroit Sewer Disp. Rev., Sr. Lien-Rmkt., Ser 2009B, AGC	A2	7.500%	07/01/33	1,000	1,218,650
Detroit Wtr. Supply Sys., Series B, NATL (Pre-refunded Date 07/01/13)(c)	Baa1	5.250%	07/01/32	5,500	5,522,935
Michigan St. Bldg. Auth. Rev., Rfdg., Facs. Proj., Series I-A	Aa3	5.375%	10/15/41	750	837,990
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare	Aa3	5.750%	05/15/38	1,000	1,145,140
Michigan St. Strategic Fd. Ltd. Oblig. Rev., Adj. Rfdg., Dow Chemical Rmkt., Series B	Baa2	6.250%	06/01/14	1,000	1,052,180
Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Rfdg., Series W	A1	6.000%	08/01/39	2,000	2,252,620
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series A, Rfdg., AMT	A2	5.000%	12/01/18	1,500	1,746,840

Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	A2	5.000%	12/01/28	1,500	1,646,175

					15,962,280

Missouri — 0.3%
Missouri St. Hlth. & Edl. Facs. Auth. Rev., Heartland Reg. Med. Ctr.	A1	5.000%	02/15/43	2,000	2,160,960

Nebraska — 0.8%
Central Plains Energy Proj., Gas Proj. Rev., Proj. #3	A3	5.000%	09/01/42	1,250	1,342,925
Lincoln Cnty. Hosp. Auth. Rev., Great Plains Regl., Med. Ctr.	A-(a)	5.000%	11/01/42	2,000	2,128,440
Omaha Pub. Pwr. Dist., Series B	Aa1	5.000%	02/01/39	2,500	2,783,900

					6,255,265

Nevada — 0.4%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Series A	A1	5.125%	07/01/34	3,000	3,299,160

New Jersey — 4.1%
Cape May Cnty. Indl. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Series A, NATL	Baa1	6.800%	03/01/21	2,615	3,353,450
Clearview Reg. High Sch. Dist., GO, NATL	NR	5.375%	08/01/15	900	935,739
Jersey City Sew. Auth., Swr., Rfdg., AMBAC	NR	6.250%	01/01/14	1,075	1,104,735
New Jersey Econ., Dev. Auth. Rev., Masonic Charity Fdn. Proj.	A-(a)	5.875%	06/01/18	250	250,655
New Jersey Econ., Dev. Auth. Rev., Masonic Charity Fdn. Proj.	A-(a)	6.000%	06/01/25	1,150	1,151,978
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	A1	6.000%	07/01/41	500	602,960
New Jersey Healthcare Facs. Fin. Auth. Rev., Holy Name Med. Ctr., Rfdg	Baa2	5.000%	07/01/25	1,625	1,729,487
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., AGC	AA-(a)	5.500%	07/01/38	2,000	2,165,000
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Series B, AMBAC, CABS (Converts to 5.150% on 01/01/15)	A3	4.200%	01/01/35	3,000	2,859,600
New Jersey St. Tpke. Auth., Tpke. Rev., Series A	A3	5.000%	01/01/43	3,000	3,226,500
New Jersey St. Trans. Trust Fund Auth. Rev., Series A	A1	5.500%	12/15/23	3,000	3,723,480
New Jersey St. Trans. Trust Fund Auth. Rev., Series A	A1	5.875%	12/15/38	3,000	3,517,620
New Jersey St. Trans. Trust Fund Auth. Rev., Series B	A1	5.500%	06/15/31	1,000	1,158,810
Tob. Settlement Fin. Corp. Rev., Asset Bkd., Series 1A	B1	4.500%	06/01/23	4,445	4,422,019
Tob. Settlement Fin. Corp. Rev., Asset Bkd., Series 1A	B1	4.625%	06/01/26	3,000	2,907,330

					33,109,363

New Mexico — 0.1%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Series E, GNMA, FNMA, FHLMC, AMT	AA+(a)	5.500%	07/01/35	750	797,363

New York — 7.4%
Brooklyn Arena Loc. Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375%	07/15/43	750	874,508
Long Island Pwr, Auth. Elec. Sys. Rev. Gen., Series A, BHAC	Aa1	5.500%	05/01/33	2,000	2,322,480
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Series A	Baa1	6.000%	05/01/33	1,000	1,187,930
Long Island Pwr. Auth. Elec. Sys. Rev., Series A	Baa1	6.250%	04/01/33	500	604,790
Metropolitan Trans. Auth. Rev., Series 2008C	A2	6.500%	11/15/28	2,500	3,094,200
Metropolitan Trans. Auth. Rev., Series C	A2	5.000%	11/15/42	2,000	2,149,280
Metropolitan Trans. Auth. Rev., Series D	A2	5.250%	11/15/40	2,000	2,203,080
Monroe Cnty. Indl. Dev. Agcy. Civic Fac. Rev., Rfdg., Highland Hosp. Rochester	A2	5.000%	08/01/22	2,000	2,123,960
New York City, Series E, GO	Aa2	5.000%	08/01/17	6,000	6,976,980

New York City, Series I-1, GO	Aa2	5.250%	04/01/28	2,000	2,368,240
New York City Indl. Dev. Agcy. Spl. Facs. Rev., Terminal One Group Assn. Proj., AMT	A3	5.500%	01/01/24	1,500	1,642,650
New York City Mun. Wtr. Fin. Auth., Rev., Wtr. & Swr., Fiscal 2009, Series A	Aa1	5.750%	06/15/40	1,000	1,172,990
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Series S-3	Aa3	5.250%	01/15/39	1,500	1,714,815
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Series D-1	Aa3	5.250%	07/15/37	3,000	3,393,180
New York City Trans. Fin. Auth. Future Tax Rev., Future Tax Secd. Sub., Series D-1	Aa1	5.000%	11/01/38	3,000	3,339,390
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	A+(a)	5.000%	11/15/44	1,500	1,612,260
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	A+(a)	5.750%	11/15/51	1,750	2,029,072
New York Liberty Dev. Corp., 7 World Trade Center Proj., Class 1, Rfdg.	Aaa	5.000%	09/15/40	1,000	1,113,390
New York St. Dorm. Auth. Rev.	A3	5.000%	07/01/21	1,685	1,954,533
New York St. Dorm. Auth. Rev., City Univ. Sys. Cons., Series B	Aa3	6.000%	07/01/14	1,035	1,060,047
New York St. Dorm. Auth. Rev., Mount Sinai Hosp., Series A	A2	5.000%	07/01/41	1,250	1,339,137
New York St. Dorm. Auth. Rev., Non St. Supported Debt North Shore L.I. Jew. Hosp., Series A	A3	5.000%	05/01/41	1,000	1,083,480
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Series A, AMBAC	A1	5.250%	07/01/20	2,100	2,536,338
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Series A, AMBAC	A1	5.250%	07/01/21	2,000	2,426,380
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., New York City Mun. Wtr. Proj.	Aaa	5.000%	06/15/34	2,000	2,079,780
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Series B	Aaa	5.500%	10/15/23	3,750	4,826,400
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Series E	Aaa	6.500%	06/15/14	5	5,026
New York St. Local Gov’t. Assist. Corp. Rev., Series E	Aa2	6.000%	04/01/14	1,015	1,063,903
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	Baa3	5.000%	12/01/20	500	570,320
Suffolk Cnty. Indl. Dev. Agy. Rev., Keyspan-Port Jeferson, AMT	Baa1	5.250%	06/01/27	1,000	1,003,200

					59,871,739

North Carolina — 1.9%
Charlotte-Mecklenburg Hosp. Auth. Healthcare Sys. Rev., Rfdg., Carolinas, Series A	Aa3	5.000%	01/15/43	2,000	2,178,040
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev., Rfdg., AMBAC	Baa1	6.000%	01/01/18	1,000	1,205,980
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev., Series A, ETM(c)	Aaa	6.500%	01/01/18	2,635	3,273,276
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev., Series A, NATL, Unrefunded Bal.	Baa1	6.500%	01/01/18	1,005	1,233,266
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev., Series C, AGC	A3	6.000%	01/01/19	500	559,855
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev., Series A (Pre-refunded Date 01/01/22)(c)	Aaa	6.000%	01/01/26	650	857,122
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev., Series A, ETM(c)	Baa1	6.400%	01/01/21	1,000	1,215,040
North Carolina Med. Care Commn. Healthcare Facs. Rev., Duke Univ. Hlth. Sys., Series A	Aa2	5.000%	06/01/42	3,500	3,876,670

Pitt Cnty. Rev., Mem. Hosp., ETM(c)	Aaa	5.250%	12/01/21	1,000	1,080,890

					15,480,139

North Dakota — 0.3%
Mclean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Series A	Baa1	4.875%	07/01/26	1,000	1,071,960
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, AMBAC	A(a)	7.200%	06/30/13	1,255	1,261,564

					2,333,524

Ohio — 3.8%
Akron Bath Copley Joint Twp., Hosp. Dist., Rfdg., Med. Ctr. Akron	A1	5.000%	11/15/42	640	685,274
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Series A-2	B3	5.125%	06/01/24	5,690	5,323,735
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Series A-2	B3	5.875%	06/01/30	3,500	3,243,030
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Series A-2	B3	6.500%	06/01/47	4,250	4,125,560
Cleveland Arpt. Sys. Rev., Rfdg., Series A	Baa1	5.000%	01/01/29	1,000	1,103,330
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., FHA (Pre-refunded Date 01/01/15)(c)	NR	7.625%	01/01/22	1,110	1,222,343
Franklin Cnty. Hosp. Facs. Rev., Ohio Hlth. Corp., Series A	Aa2	5.000%	11/15/41	2,000	2,178,180
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	Baa1	5.000%	06/01/42	1,250	1,311,875
Hancock Cnty. Hosp. Rev., Rfdg., Blanchard Valley Regl. Hlth. Ctr.	A2	6.250%	12/01/34	400	466,760
Hilliard Sch. Dist. Sch. Impvt., CABS, GO, NATL	Aa1	2.410%	12/01/19	1,720	1,532,021
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare, Series A	Aa3	6.000%	11/15/41	750	889,822
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare, Series A	Aa3	6.500%	11/15/37	875	1,077,930
Middleburg Heights Hosp. Rev. Facs., Rfdg., Southwest Gen.	A2	5.250%	08/01/41	800	868,456
Ohio St. Air Quality Dev. Auth. Rev., Poll Ctl. First Energy, Rfdg., Series C	Baa2	5.625%	06/01/18	500	578,870
Ohio St. Higher Ed. Facs., Comm., Case Western Resv. Univ., Series B	A1	6.500%	10/01/20	750	900,690
Ohio St. Higher Ed. Facs., Comm., Cleveland Clinic Hlth. Sys., GO	Aa2	5.000%	01/01/42	2,000	2,214,920
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. First Energy, Rfdg., Series A (Mandatory Put date 06/01/16)	Baa2	5.875%	06/01/33	500	556,145
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. Ln. Fd. Wtr. Quality, Series A	Aaa	5.000%	12/01/29	2,150	2,481,315

					30,760,256

Oklahoma — 0.3%
Oklahoma St. Dev., Fin. Auth., Rfdg., St. Johns Hlth. Sys.	A2	5.000%	02/15/42	1,500	1,625,325
Tulsa Airpts. Impvt. Tr. Gen. Rev., Series A	A3	5.375%	06/01/24	1,000	1,052,390

					2,677,715

Oregon — 0.5%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Series A	Aa1	5.000%	11/15/33	3,500	3,899,315

Pennsylvania — 3.4%
Berks Cnty. Mun. Auth., Reading Hosp. Med. Center, Series A	Aa3	5.000%	11/01/40	2,000	2,173,700
Central Bradford Progress Auth., Guthrie Healthcare Sys.	AA-(a)	5.375%	12/01/41	2,700	2,996,082

Erie Parking Auth. Facs. Rev. Gtd., AGC (Pre-refunded Date 09/01/13)(c)	A2	5.000%	09/01/26	60	60,721
Geisinger Auth. Hlth. Sys., Series A-1	Aa2	5.125%	06/01/41	2,000	2,204,540
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Ctr. Hosp. (Pre-refunded Date 01/01/14)(c)	NR	6.000%	01/01/43	2,500	2,583,425
Pennsylvania Econ. Dev. Fin. Auth. Exempt Facs. Rev., Rfdg., Amtrak Proj., Series A, AMT	A1	5.000%	11/01/41	1,000	1,055,290
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj., Series F, AMBAC, AMT	Ba1	4.625%	12/01/18	3,500	3,564,050
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj., Series F, AMBAC, AMT	Ba1	5.000%	12/01/15	3,000	3,109,740
Pennsylvania Econ. Dev. Fin. Auth. Wtr. Rev., Aqua PA, Inc., Rfdg. Proj., Series A, AMT	AA-(a)	5.000%	12/01/34	2,000	2,158,060
Pennsylvania St. Tpke. Commn. Rev., Sr. Lien, Series A	A1	5.000%	12/01/42	1,000	1,080,030
Philadelphia Arpt. Rev., Rfdg., Series A, AMT	A2	5.000%	06/15/27	2,500	2,724,350
Philadelphia Hosp. & Higher Ed. Facs. Auth., Children’s Hosp. of PA Proj., Series C	Aa2	5.000%	07/01/41	1,000	1,094,470
Philadelphia, Ser. B, AGC, GO	A2	7.125%	07/15/38	1,500	1,731,855
Pittsburgh Urban Redev. Auth., Wtr. & Swr. Sys. Rev., Unrefunded Bal. Rfdg., Series A, NATL	Baa1	6.500%	09/01/13	750	760,635
Pittsburgh Wtr. & Swr. Auth. Sys. Rev., Series A, FGIC, ETM(c)	A(a)	6.500%	09/01/13	670	680,372

					27,977,320

Puerto Rico — 3.6%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Series A	Ba1	5.750%	07/01/37	1,260	1,285,830
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Series A	Ba1	6.000%	07/01/47	1,050	1,088,598
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg., Series CC	Baa2	5.500%	07/01/28	2,500	2,564,450
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg., Series K	Baa3	5.000%	07/01/14	2,000	2,055,140
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg., Series J (Pre-refunded Date 07/01/14)(c)	Baa3	5.500%	07/01/23	1,320	1,393,735
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg., Series G, FGIC (Pre-refunded Date 07/01/13)(c)	Baa3	5.250%	07/01/18	2,250	2,259,405
Puerto Rico Comnwlth., Pub. Impvt., Rfdg., Series A, GO	Baa3	5.500%	07/01/39	2,000	2,018,400
Puerto Rico Comnwlth., Pub. Impvt., Rfdg., Series C, GO	Baa3	6.000%	07/01/39	800	825,816
Puerto Rico Elec. Pwr. Auth. Rev., Rfdg., LIBOR, Series UU, FGIC	Baa2	0.890%(e)	07/01/31	5,000	3,534,800
Puerto Rico Elec. Pwr. Auth. Rev., Rfdg., Series XX	Baa2	5.250%	07/01/40	2,000	1,985,620
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Rfdg., Series P	Baa3	6.750%	07/01/36	1,000	1,089,670
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Series A	A3	5.500%	08/01/42	1,750	1,847,650
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Series A	A3	5.750%	08/01/37	1,600	1,724,400
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Series A	A3	6.000%	08/01/42	2,800	3,087,112
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Series A-1	A3	5.000%	08/01/43	750	771,728
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Series A-1	A3	5.250%	08/01/43	750	784,387

Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Series C	Aa3	5.250%	08/01/40	750	803,385

					29,120,126

Rhode Island — 0.3%
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Facs. Rev., Lifespan Oblig., Series A., AGC	A3	7.000%	05/15/39	2,000	2,337,760

South Carolina — 0.7%
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Hlth., Series C (Pre-refunded Date 08/01/13)(c)	Baa1	6.875%	08/01/27	2,655	2,684,285
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Series A	Aa3	5.500%	01/01/38	2,500	2,849,150

					5,533,435

South Dakota — 0.3%
Ed Enhancement Funding Corp. Rev., Tob., Series B	A-(a)	5.000%	06/01/27	1,000	1,144,870
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Rfdg., Avera Hlth., Series A	A1	5.000%	07/01/42	500	532,450
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Rfdg., Sanford, Series E	A1	5.000%	11/01/42	500	540,935

					2,218,255

Tennessee — 0.7%
Knox Cnty. Tenn. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Hlth. Rev., Rfdg. & Impvt., Series A, CABS	A-(a)	5.010% (d)	01/01/35	1,000	348,170
Memphis Shelby Cnty. Arpt. Auth. Rev., Rfdg., Series B, AMT	A2	5.750%	07/01/25	1,000	1,165,280
Tennessee Energy Acquisition Corp. Gas Rev., Series C	Baa3	5.000%	02/01/18	2,000	2,241,920
Tennessee Energy Acquisition Corp. Gas Rev., Series C	Baa3	5.000%	02/01/22	1,000	1,131,290
Tennessee Energy Acquisition Corp. Gas Rev., Series C	Baa3	5.000%	02/01/25	1,000	1,132,410

					6,019,070

Texas — 8.7%
Austin Elec. Util. Sys. Rev., Rfdg., Series A, AMBAC	A1	5.000%	11/15/22	4,610	5,181,963
Austin Tex. Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Series A	Aa2	5.125%	11/15/29	2,000	2,296,340
Brazos River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Series D (Mandatory Put Date 10/01/14)	C(a)	5.400%	10/01/29	1,000	189,990
Brazos River Auth. Poll. Ctl. Rev., TXU Rmkt., AMT	NR	5.400%	05/01/29	1,500	97,500
Central Tex. Regl. Mobility Auth. Rev., Rfdg., Sr. Lien, Series A	Baa2	5.000%	01/01/43	500	533,305
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	Baa2	6.000%	01/01/41	1,000	1,150,840
Dallas-Fort Worth Int’l. Arpt. Rev., Series A., AMT	A2	5.000%	11/01/45	2,500	2,565,300
Dallas-Fort Worth Int’l. Arpt. Rev., Series E, AMT, Rfdg.	A2	5.000%	11/01/35	7,000	7,307,370
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev, Children’s Hosp. Proj.	Aa2	5.500%	10/01/39	1,500	1,740,195
Harris Cnty. Indl. Dev. Corp., Solid Wste. Disp. Rev., Deer Park Fing. Proj., LP	A2	5.000%	02/01/23	750	825,653
Harris Cnty. Metro. Trans. Auth. Rev., Series A	Aa2	5.000%	11/01/36	3,000	3,360,360
Houston Arpt. Sys. Rev., Sr. Lien, Series A, Rfdg.	Aa3	5.500%	07/01/39	1,000	1,144,160
Houston Arpt. Sys. Rev., Sub. Lien, Series A, AMT, Rfdg.	A(a)	5.000%	07/01/25	575	648,629
Houston Arpt. Sys. Rev., Sub. Lien, Series A, AMT, Rfdg.	A(a)	5.000%	07/01/32	1,000	1,077,080
Houston Arpt. Sys. Rev., Sub. Lien, Series B, AMT, Rfdg.	A(a)	5.000%	07/01/32	2,000	2,234,960
Houston Arpt. Sys. Rev., ETM(c)	Aaa	7.200%	07/01/13	755	759,175
Houston Util. Sys. Rev., Rfdg., Comb., 1st Lien, Series A, AGC	Aa2	5.250%	11/15/33	1,510	1,715,164
Lower Colo. Riv. Auth. Tex. Rev., LCRA, Rfdg., BHAC	Aa1	5.250%	05/15/28	2,000	2,299,240
Lower Colo. Riv. Auth. Tex. Rev., LCRA, Unrefunded, Rfdg.	A1	5.750%	05/15/28	290	312,675

Lower Colo. Riv. Auth. Tex. Rev., LCRA, Rfdg. (Pre-refunded Date 05/15/15)(c)	A1	5.750%	05/15/28	2,680	2,960,810
Lower Colo. Riv. Auth. Tex. Rev., LCRA, Rfdg. (Pre-refunded Date 05/15/15)(c)	NR	5.750%	05/15/28	235	259,428
North Tex. Twy. Auth. Rev., First Tier, Rfdg.	A2	6.000%	01/01/38	1,000	1,140,900
North Tex. Twy. Auth. Rev., First Tier, Rfdg., Series A	A2	5.750%	01/01/40	1,500	1,698,030
North Tex. Twy. Auth. Rev., First Tier, Series A	A2	6.250%	01/01/39	1,500	1,709,550
North Tex. Twy. Auth. Rev., Second Tier, Rfdg., Series F	A3	5.750%	01/01/38	2,500	2,744,725
North Tex. Twy. Auth. Rev., Spl. Projs., Series A	AA(a)	5.500%	09/01/41	1,000	1,153,800
Sabine River Auth. Poll Ctl. Rev., TXU Energy Co. LLC Proj., Series B	C(a)	6.150%	08/01/22	1,000	70,000
San Antonio Elec. & Gas Sys., Series A (Pre-refunded Date 02/01/16)(c)	Aa1	5.000%	02/01/21	5,000	5,585,550
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Hosp. Rev., Rfdg., Scott & White Healthcare Proj.	A1	5.000%	08/15/43	1,000	1,087,430
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Sr. Lien, Series D	Baa2	5.625%	12/15/17	1,765	1,971,240
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Var. Sr. Lien, Series B	Baa2	0.888% (e)	12/15/26	1,500	1,290,615
Texas Mun. Gas Acquisition & Sply. Corp. III Gas Sply. Rev.	A3	5.000%	12/15/32	1,000	1,057,490
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	Baa3	7.000%	06/30/40	2,500	3,028,925
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Ed.-Idea. Pub. Sch. Proj., Series A, ACA	BBB(a)	5.000%	08/15/30	1,000	1,053,330
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Sys., NATL	Baa1	5.500%	11/01/18	2,240	2,243,696
Texas St. Trans. Comm. Tpke. Sys. Rev., First Tier, Series A, Rfdg.	Baa1	5.000%	08/15/41	3,000	3,195,630
Texas St. Vets. Hsg. Assistance Proj. Fdg., Series II-A, GO	AA+(a)	5.250%	12/01/23	2,500	2,973,850

					70,664,898

Utah — 1.2%
Intermountain Power Agcy., Utah Pwr., Supply Rev., Rfdg., Series A, AMBAC	A1	5.000%	07/01/17	5,000	5,820,100
Riverton Hosp. Rev., I.H.C. Hlth. Svcs., Inc.	Aa1	5.000%	08/15/41	1,500	1,631,715
Utah Transit Auth. Sales Tax Rev., Rfdg.	A1	5.000%	06/15/42	2,400	2,628,168

					10,079,983

Virgin Islands — 0.2%
Virgin Islands Pub. Fin. Auth. Rev., Sr. Lien Matching Fund Loan, Note A	Baa2	5.250%	10/01/21	1,500	1,562,970

Virginia — 1.3%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys.	Aa2	5.000%	05/15/40	2,000	2,212,700
Prince William Cnty. Indl. Dev. Auth., Rfdg., Novant Hlth. Oblig. Group	A1	4.000%	11/01/46	1,250	1,179,562
Richmond Met. Auth. Expy. Rev., Rfdg., Unrefunded Bal., FGIC, NATL	A(a)	5.250%	07/15/17	2,875	3,067,021
Richmond Met. Auth. Expy. Rev., Rfdg., ETM, FGIC, NATL(c)	A(a)	5.250%	07/15/17	3,070	3,420,625
Tob. Settlement Fin. Corp. Rev., Asset Bkd., (Pre-refunded Date 06/01/15)(c)	Aaa	5.625%	06/01/37	1,000	1,102,780

					10,982,688

Washington — 3.4%
Port of Seattle Rev., Rfdg., Intermediate Lien, Series B, AMT	Aa2	5.000%	09/01/26	1,115	1,271,602

Port of Seattle Rev., Rfdg., Intermediate Lien, Series C, AMT	Aa3	5.000%	02/01/24	2,500	2,872,200
Port of Seattle Rev., Rfdg., Intermediate Lien, XLCA	Aa3	5.000%	02/01/28	3,000	3,229,320
Skagit Cnty. Skagit Hsp. Dist. No. 1 Rev., Series 2010	Baa2	5.750%	12/01/35	625	686,356
Tob. Settlement Fin. Corp. Rev., Asset Bkd.	A3	6.500%	06/01/26	1,580	1,611,584
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II, NATL	Aa1	5.000%	06/01/21	2,665	2,978,830
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II, NATL	Aa1	5.000%	06/01/22	2,570	2,872,643
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr.	A2	5.500%	07/01/30	1,115	1,216,521
Washington St. Healthcare Facs. Auth. Rev., Providence Hlth. & Svcs., Series A	Aa2	5.000%	10/01/39	3,500	3,739,645
Washington St. Healthcare Facs. Auth. Rev., Providence Hlth. & Svcs., Series A	Aa2	5.000%	10/01/42	1,500	1,641,480
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital	Aa3	5.625%	10/01/38	1,250	1,418,075
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital, Series A	Aa3	5.000%	10/01/42	2,000	2,173,900
Washington St. Healthcare Facs. Auth. Rev., Providence Healthcare, Series A, FGIC (Pre-refunded Date 10/01/16)(c)	Aa2	5.000%	10/01/36	85	97,354
Washington St. Healthcare Facs. Auth. Rev., Swedish Hlth. Svcs., Series A (Pre-refunded Date 05/15/21)(c)	NR	6.250%	11/15/41	1,500	2,006,595

					27,816,105

Wisconsin — 0.3%
Wisconsin St. Gen. Rev., Series A, St. Approp.	Aa3	5.750%	05/01/33	2,000	2,365,040

Wyoming — 0.3%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Series A	A1	5.750%	07/15/39	500	559,155
Laramie Cnty. Hosp. Rev., Cheyenne Regl. Med. Ctr. Proj.	A+(a)	5.000%	05/01/42	1,500	1,610,355

					2,169,510

TOTAL LONG-TERM INVESTMENTS (cost $738,220,112)					804,389,398

SHORT-TERM INVESTMENTS — 0.3%
Kansas — 0.1%
Wichita Kans. Hosp. Rev., Var. Facs., Christi. Hlth., Series B-2, FRDD	A-1(a)	0.060%(e)	06/03/13	600	600,000

Mississippi
Mississippi Bus. Fin. Comm. Gulf Opp. Zone Indl. Dev. Rev., Var. Chevron U.S.A., Inc., Proj., Series E, FRDD	VMIG1	0.080%(e)	06/03/13	400	400,000

Texas — 0.2%
Lower Neches Valley Auth. Indl. Dev. Corp., Rfdg., Var. ExxonMobil Proj., Series A, FRDD	VMIG1	0.060%(e)	06/03/13	1,900	1,900,000

TOTAL SHORT-TERM INVESTMENTS (cost $2,900,000)					2,900,000

TOTAL INVESTMENTS — 99.3% (cost $741,120,112)(f)					807,289,398
OTHER ASSETS IN EXCESS OF LIABILITIES(g) — 0.7%					5,526,269

NET ASSETS — 100.0%					$812,815,667

The following abbreviations are used in the Fund descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corp.
CABS	Capital Appreciation Bonds
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRDD	Floating Rate (Daily) Demand Note
GNMA	Government National Mortgage Association
GO	General Obligation
IHC	Intermountain Healthcare
LCRA	Lower Colorado River Authority
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guaranty Corp.
NR	Not Rated by Moody’s or Standard & Poor’s
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

†	The ratings reflected are as of May 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Standard & Poor’s Rating.

(b)	Represents issuer in default on interest payments and/or principal repayment but the security is income producing.
(c)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(d)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at May 31, 2013.
(e)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2013.
(f)	The United States federal income tax basis of the Schedule of Investments was $739,754,844; accordingly, net unrealized appreciation on investments for federal income tax purposes was $67,534,554 (gross unrealized appreciation $72,386,828; gross unrealized depreciation $4,852,274). The difference between book and tax basis is primarily attributable to differences in the treatment of accreting market discount for book and tax purposes.
(g)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Financial futures contracts outstanding at May 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2013	Unrealized Appreciation(1)(2)
	Short Positions:
77	10 Year U.S. Treasury Notes	Sept. 2013	$9,956,322	$9,949,844	$6,478
118	U.S. Long Bonds	Sept. 2013	16,553,042	16,523,688	29,354

					$35,832

(1)	Cash of $93,829 has been segregated to cover requirement for open futures contracts as of May 31, 2013.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$807,289,398	$—
Other Financial Instruments*
Futures Contracts	35,832	—	—

Total	$35,832	$807,289,398	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential National Muni Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 22, 2013

*	Print the name and title of each signing officer under his or her signature.